Note 9 - ELOC Commitment Note Payable (Details Textual) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Derivative Liability, Fair Value Adjustment		$ 200,000
Gain (Loss) on Extinguishment of Debt	$ 74,000		$ 0	$ 52,000	$ 14,520,000	$ 14,437,000	$ 0
Conversion of ELOC Commitment Note to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		56,769
Debt Conversion, Converted Instrument, Amount		$ 500,000
Gain (Loss) on Extinguishment of Debt		$ (22,000)
June 2024 Commitment Note [Member]
Debt Instrument, Face Amount			$ 350,000		$ 350,000	$ 350,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%		5.00%	5.00%
Debt Instrument, Fair Value Disclosure			$ 600,000		$ 600,000	$ 600,000
Convertible Notes Payable, Current			300,000		300,000	328,000	$ 0
June 2024 Commitment Note [Member] | Embedded Derivative Financial Instruments [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 300,000		$ 300,000	$ 300,000